Pension and Postretirement Benefit Plans - Future Benefit Payments (Details) - Funded $ in Millions	Dec. 31, 2021 USD ($)
Qualified and Non-Pension Benefits | United States
Future Pension and Postretirement Benefit Payments
2022 Benefit Payments	$ 1,120
2023 Benefit Payments	1,123
2024 Benefit Payments	1,122
2025 Benefit Payments	1,119
2026 Benefit Payments	1,118
Next five years	5,461
Qualified and Non-Pension Benefits | International
Future Pension and Postretirement Benefit Payments
2022 Benefit Payments	271
2023 Benefit Payments	277
2024 Benefit Payments	290
2025 Benefit Payments	305
2026 Benefit Payments	320
Next five years	1,724
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2022 Benefit Payments	131
2023 Benefit Payments	137
2024 Benefit Payments	144
2025 Benefit Payments	149
2026 Benefit Payments	155
Next five years	$ 796